BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 21,454	$ 44,437
Prepaid expenses		1,194
Total current assets	21,454	45,631
Current liabilities
Accounts payable and accrued expenses	3,400	3,176
Total current liabilities	3,400	3,176
Stockholders' equity (Note 4)
Common stock, $0.001 par value, 100,000,000 authorized shares (34,548,368 issued and outstanding as of December 31, 2016 and 2015)	34,548	34,548
Additional paid-in capital	7,104,130	7,104,130
Accumulated deficit	(7,120,624)	(7,096,223)
Total stockholders' equity	18,054	42,455
Total liabilities and stockholders' equity	$ 21,454	$ 45,631